UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31

Date of reporting period:  MARCH 31, 2007



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING MARCH 31, 2007

                          New York Bond Fund



[LOGO OF USAA]
    USAA(R)

                                  USAA NEW YORK
                                        BOND Fund

                                                 [GRAPHIC OF NEW YORK BOND FUND]

                           A n n u a l  R e p o r t

--------------------------------------------------------------------------------
    MARCH 31, 2007

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   1

MANAGERS' COMMENTARY                                                         4

FUND RECOGNITION                                                             7

INVESTMENT OVERVIEW                                                          9

FINANCIAL INFORMATION

    Distributions to Shareholders                                           17

    Report of Independent Registered
       Public Accounting Firm                                               18

    Portfolio of Investments                                                19

    Notes to Portfolio of Investments                                       25

    Financial Statements                                                    26

    Notes to Financial Statements                                           29

EXPENSE EXAMPLE                                                             40

TRUSTEES' AND OFFICERS' INFORMATION                                         42

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2007, USAA. All rights reserved.

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                          "

                                           ALTHOUGH POTENTIAL TAX INCREASES
[PHOTO OF CHRISTOPHER W. CLAUS]       MIGHT MAKE TAX-EXEMPT SECURITIES EVEN MORE
                                        DESIRABLE, SO COULD TWO OTHER FACTORS -
                                            INFLATION AND INTEREST RATES.

                                                          "

                                                                      April 2007
--------------------------------------------------------------------------------

         Tax-exempt bonds appeal to many investors because they are tax exempt. Could they become even more attractive in the months and years ahead? Perhaps so, given the financial challenges facing our federal government and the factors affecting the capital markets.

         The United States remains engaged in an expensive war on terrorism, which has created hardships for many military families and stretched our national budget. Scores of baby boomers are approaching their retirement without having saved enough money, putting the Social Security system at risk. The housing market is "adjusting" to lower prices in some areas, and subprime lenders and borrowers are in the news. Meanwhile, U.S. corporations continue to shed pension plans and reduce retirees' medical benefits.

         At some point, the government's funding needs - for the war, Social Security, and Medicare, among other pressing concerns - will require additional revenue. In my opinion, income taxes on individuals and businesses could increase after the 2008 presidential election. After all, the money has to come from somewhere, and taxes may be the government's only option unless it is willing to reduce the budget deficit and make significant cuts to entitlement programs. A hike in taxes on capital gains and dividend payments is also not out of the question.

         Although potential tax increases might make tax-exempt securities even more desirable, so could two other factors - inflation and interest rates. Inflation remains the Federal Reserve Board's (the Fed's) primary concern, and it is running higher than the Fed's so-called "comfort zone" of 2% or less. If economic growth continues to moderate as the housing

2

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         from the PRESIDENT

         market slows, inflation pressures may ease, making it less likely that the Fed will raise short-term interest rates. In recognition of this possibility, the 10-year Treasury should continue trading in a range of 4.5% to 5% over the next 12 months, with other credit markets following suit.

         Under these circumstances, tax-exempt securities could be particularly appealing. Because they offer interest income free from federal and sometimes state taxes, they can potentially provide an attractive return relative to other investments.

         At USAA Investment Management, we continue to be pleased with the performance of our tax-exempt bond funds, all of which are four- and five-star rated by Morningstar as of March 31, 2007. We believe that USAA offers an exceptional value to our members and shareholders who desire tax-exempt income that has not been subject to the alternative minimum tax (AMT) for individual taxpayers since the inception of the funds.

         From all of us here, thank you for your business. We appreciate the opportunity to help you with your investment needs.

         Sincerely,

         /S/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board

         As interest rates rise, existing bond prices fall. o Some income may be subject to state or local taxes or the federal alternative minimum tax.

 . . . C O N T I N U E D
========================--------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                           MORNINGSTAR RATINGS(TM)                                 # FUNDS
                         FOR PERIOD ENDING 3/31/2007                                  IN     # FUNDS    # FUNDS
USAA                                                           MORNINGSTAR         OVERALL/     IN        IN
FUND NAME              OVERALL   3-YEAR   5-YEAR   10-YEAR     CATEGORY            3-YEAR     5-YEAR    10-YEAR
---------------------------------------------------------------------------------------------------------------
CALIFORNIA BOND         ****       4        4        4         Muni California        153        138       113
                                                                 Long

FLORIDA TAX-FREE        ****       4        4        4         Muni Florida            71         66        61
  INCOME

NEW YORK BOND           ****       4        4        5         Muni New York          109         97        81
                                                                 Long

TAX EXEMPT              *****      5        5        5         Muni National          271        260       191
  LONG-TERM                                                      Long

TAX EXEMPT              *****      5        5        5         Muni National          233        198       123
  INTERMEDIATE-TERM                                              Intermediate

TAX EXEMPT              ****       4        4        4         Muni National          128         88        56
  SHORT-TERM                                                     Short

VIRGINIA BOND           *****      5        5        5         Muni Single State      325        295       246
                                                                 Intermediate
---------------------------------------------------------------------------------------------------------------

The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. Ratings are based on risk-adjusted returns.

CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US AT (800) 531-8448 FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR. READ IT CAREFULLY BEFORE INVESTING.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of the funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.

4

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF CLIFFORD A. GLADSON]  CLIFFORD A. GLADSON, CFA
                                USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM APRIL 1, 2006, TO MARCH 31, 2007?

         Your tax-exempt USAA New York Bond Fund provided a total return of 5.14% versus an average return of 4.88% for the 95 funds in the Lipper New York Municipal Debt Funds Average. This compares to a 5.16% return for the Lipper New York Municipal Debt Funds Index and 5.43% for the Lehman Brothers Municipal Bond Index. The Fund's tax-exempt distributions over the prior 12 months produced a dividend yield of 4.12%, compared to the Lipper category average of 3.77%.

WHAT WERE THE MARKET CONDITIONS?

         As the period began, the Federal Reserve Board (the Fed) had been raising short-term interest rates without pause since June 2004. In August, after two additional increases, the Fed announced it would leave the federal funds rate unchanged at 5.25% so it could assess the impact of its rate hikes. Since then, short-term rates have not changed.

         Despite weakness in the housing market, the U.S. economy has continued to grow at a steady rate. However, most observers expect growth to moderate in the coming months. In its March 2007 meeting, the Fed hinted that its next move is most likely to be a rate cut.

         Unlike short-term rates, which are set by the Fed, longer-term rates are controlled by the credit markets. All long-term yields fell over

         REFER TO PAGES 13 AND 14 FOR BENCHMARK DEFINITIONS.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         the period. For example, the yield on a 25-year AAA general obligation
         (GO) bond declined from 4.40% on March 31, 2006, to 4.19% on March 31, 2007. In addition, the yield curve for U.S. government securities became inverted (short-term rates are higher than long-term rates).
         An inverted yield curve indicates that bond investors are not overly concerned about inflation and expect swift Fed action if the economy shows signs of overheating. However, long-term municipal yields remained higher than short-term yields, providing investors with the opportunity to find value by extending investments along the yield curve.

WHAT STRATEGIES DID YOU EMPLOY?

         We continue to look for bonds with coupons and structures that contribute to the Fund's dividend yield without adding undue risk. To capture higher yields, we extended the Fund's weighted average maturity slightly from 14.3 years on March 31, 2006, to 15.1 years on March 31, 2007.

         To minimize the impact of an unanticipated credit event, the Fund's assets are diversified by revenue source, coupon, and call as well as geographically throughout the state. USAA's team of seasoned municipal analysts continues to monitor all of the issues we purchase.

         To make your Fund as tax efficient as possible, we continue to avoid issues subject to the alternative minimum tax (AMT) for individuals.

WHAT ABOUT CONDITIONS IN THE STATE OF NEW YORK?

         Many parts of upstate New York still have not participated fully in the state's economic recovery. However, the state's financial standing continues to benefit from New York City's steady economic growth and increasing tax revenues. This has made it easier for the state to pass an on-time budget.

         GO BOND DATA ACCORDING TO BLOOMBERG L.P.'S "MUNICIPAL INTER-MARKET YIELD HISTORY."

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

WHAT IS YOUR OUTLOOK?

         Although the housing market has slowed, the U.S. consumer is still spending, albeit at a slightly slower pace. Higher gas prices have dampened consumer confidence somewhat, but we do not expect it to be a permanent problem.

         The bond market appears to be headed for a "soft landing," and the Fed may start to cut short-term interest rates toward the end of the year. We have positioned the portfolio accordingly. As always, we plan to use any short-term increase in interest rates to seek to improve the tax-exempt dividend distribution yield of your Fund.

         We appreciate your trust and will continue to work hard on your behalf.

 F U N D
=========-----------------------------------------------------------------------
          RECOGNITION

USAA NEW YORK BOND FUND

--------------------------------------------------------------------------------
                         OVERALL MORNINGSTAR RATING(TM)
               out of 109 municipal  New York long-term bond funds
                      for the period ending March 31, 2007:

                                 OVERALL RATING
                                  *   *   *   *

           3-YEAR                    5-YEAR                   10-YEAR
          * * * *                   * * * *                  * * * * *
      out of 109 funds          out of 97 funds            out of 81 funds

      The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. Ratings are based on risk-adjusted returns.
--------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         RECOGNITION

USAA NEW YORK BOND FUND

 [LOGO OF LIPPER LEADER]   [LOGO OF LIPPER LEADER]   [LOGO OF LIPPER LEADER]
      TOTAL RETURN            CONSISTENT RETURN          TAX EFFICIENCY

The Fund is listed as a Lipper Leader for Total Return, Consistent Return, and Tax Efficiency of 95 funds within the Lipper New York Municipal Debt Funds category for the overall period ending March 31, 2007. The Fund received a Lipper Leader rating for Total Return among 95, 85, and 65 funds for the three-, five-, and 10-year periods, respectively. The Fund received a Lipper Leader rating for Consistent Return among 85 and 57 funds for the five- and 10-year periods, respectively, and a score of 2 among 92 funds for the three-year period. The Fund received a Lipper Leader rating for Tax Efficiency among 65 funds for the 10-year period, and a score of 2 among 95 and 85 funds for the three- and five-year periods, respectively. Lipper ratings for Total Return reflect funds' historical total return performance relative to peers as of March 31, 2007. Lipper ratings for Consistent Return reflect funds' historical risk-adjusted returns, adjusted for volatility, relative to peers as of March 31, 2007. Lipper ratings for Tax Efficiency reflect funds' historical success in postponing taxable distributions relative to peers as of March 31, 2007. Tax efficiency offers no benefit to investors in tax-sheltered accounts such as 401(k) plans.

RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE TOTAL RETURN, CONSISTENT RETURN, AND TAX EFFICIENCY METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2007, REUTERS, ALL RIGHTS RESERVED.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA NEW YORK BOND FUND                                  (Ticker Symbol: USNYX)

OBJECTIVE
--------------------------------------------------------------------------------

         High level of current interest income that is exempt from federal income tax and New York State and New York City personal income taxes.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

         Invests primarily in long-term investment-grade New York tax-exempt securities. The Fund's dollar-weighted average portfolio maturity is not restricted, but is expected to be greater than 10 years.

-------------------------------------------------------------------------------------------
                                                              3/31/07          3/31/06
-------------------------------------------------------------------------------------------
Net Assets                                                $155.0 Million    $139.6 Million
Net Asset Value Per Share                                    $11.98            $11.88
Tax-Exempt Dividends Per Share Last 12 Months                $0.494            $0.503
Capital Gain Distributions Per Share Last 12 Months          $0.006               -

-----------------------------------------------------------------------------------------
                                                          3/31/07           3/31/06
-----------------------------------------------------------------------------------------
Dollar-Weighted Average Portfolio Maturity              15.1 Years         14.3 Years

         DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THEM BY THE TOTAL DOLLAR VALUE OF THE FUND'S PORTFOLIO.

--------------------------------------------------------------------------------
                         30-DAY SEC YIELD* AS OF 3/31/07
--------------------------------------------------------------------------------

30-DAY SEC YIELD                                              3.36%

*CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

         NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDING MARCH 31, 2007

-----------------------------------------------------------------------------------------
                   TOTAL RETURN       =       DIVIDEND RETURN       +       PRICE CHANGE
-----------------------------------------------------------------------------------------
10 YEARS               5.91%          =            4.99%            +           0.92%
5 YEARS                5.56%          =            4.50%            +           1.06%
1 YEAR                 5.14%          =            4.25%            +           0.89%

         THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS
FOR THE 10-YEAR PERIOD ENDING MARCH 31, 2007

             [CHART OF ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS]

-------------------------------------------------------------------------------------
                   TOTAL RETURN         DIVIDEND RETURN        CHANGE IN SHARE PRICE
-------------------------------------------------------------------------------------
3/31/1998             12.24%                 6.02%                    6.22%
3/31/1999              5.73%                 5.39%                    0.34%
3/31/2000             -2.20%                 5.26%                   -7.46%
3/31/2001             13.21%                 5.89%                    7.32%
3/31/2002              3.10%                 4.91%                   -1.81%
3/31/2003              9.83%                 4.90%                    4.93%
3/31/2004              5.72%                 4.63%                    1.09%
3/31/2005              3.03%                 4.44%                   -1.41%
3/31/2006              4.18%                 4.26%                   -0.08%
3/31/2007              5.14%                 4.25%                    0.89%
-------------------------------------------------------------------------------------

                                   [END CHART]

         TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE NET INVESTMENT INCOME DIVIDENDS RECEIVED OVER THE PERIOD, ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

--------------------------------------------------------------------------------
TAXABLE EQUIVALENT ILLUSTRATION
--------------------------------------------------------------------------------

To match the USAA New York Bond Fund's Dividend Return on Page 10,

and assuming New York state tax rates of:     6.85%       6.85%       6.85%      6.85%
and assuming marginal federal tax rates of:  25.00%      28.00%      33.00%     35.00%

A FULLY TAXABLE INVESTMENT MUST PAY THE FOLLOWING:

                      DIVIDEND
 PERIOD                RETURN
--------              --------
10 Years                4.99%                7.14%       7.44%       8.00%      8.24%
5 Years                 4.50%                6.44%       6.71%       7.21%      7.43%
1 Year                  4.25%                6.08%       6.34%       6.81%      7.02%

To match the USAA New York Bond Fund's closing 30-day SEC Yield of 3.36%,

A FULLY TAXABLE INVESTMENT MUST PAY:         4.81%       5.01%       5.38%      5.55%
-------------------------------------------------------------------------------------

Assuming the same marginal federal tax rates and

combined New York state and city tax
rates of:                                    10.44%      10.50%       10.50%       10.50%

A FULLY TAXABLE INVESTMENT MUST PAY THE FOLLOWING:

                      DIVIDEND
 PERIOD                RETURN
--------              --------
10 Years                4.99%                7.43%       7.74%       8.32%      8.58%
5 Years                 4.50%                6.70%       6.98%       7.50%      7.74%
1 Year                  4.25%                6.33%       6.60%       7.09%      7.31%

To match the USAA New York Bond Fund's closing 30-day SEC Yield of 3.36%,

A FULLY TAXABLE INVESTMENT MUST PAY:         5.00%       5.21%       5.60%      5.78%

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent returns or yields will vary depending on applicable tax rates.

SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES, OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON
                        ---------------------------------

                        [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                   LEHMAN BROTHERS     LIPPER NEW YORK
                 USAA NEW YORK      MUNICIPAL BOND       MUNICIPAL DEBT
                   BOND FUND            INDEX             FUNDS INDEX
                 -------------      ---------------     ---------------
03/31/97          $10,000.00          $10,000.00           $10,000.00
04/30/97           10,103.30           10,083.81            10,088.13
05/31/97           10,269.77           10,235.59            10,237.52
06/30/97           10,375.35           10,344.62            10,342.02
07/31/97           10,655.95           10,631.12            10,661.73
08/31/97           10,562.18           10,531.46            10,536.32
09/30/97           10,699.14           10,656.34            10,658.07
10/31/97           10,805.28           10,725.02            10,721.94
11/30/97           10,879.92           10,788.18            10,780.86
12/31/97           11,056.12           10,945.48            10,962.53
01/31/98           11,151.53           11,058.36            11,066.15
02/28/98           11,201.01           11,061.72            11,064.76
03/31/98           11,223.79           11,071.56            11,070.84
04/30/98           11,158.00           11,021.61            10,985.72
05/31/98           11,369.67           11,195.96            11,181.04
06/30/98           11,432.80           11,240.15            11,231.06
07/31/98           11,463.52           11,268.25            11,249.54
08/31/98           11,632.20           11,442.36            11,438.70
09/30/98           11,781.51           11,585.01            11,581.17
10/31/98           11,731.36           11,584.77            11,536.73
11/30/98           11,773.79           11,625.36            11,575.16
12/31/98           11,794.63           11,654.66            11,597.17
01/31/99           11,912.73           11,793.23            11,725.14
02/28/99           11,852.02           11,741.83            11,656.56
03/31/99           11,866.64           11,757.92            11,659.48
04/30/99           11,897.46           11,787.22            11,690.79
05/31/99           11,810.89           11,719.02            11,593.11
06/30/99           11,631.49           11,550.43            11,394.55
07/31/99           11,629.93           11,592.46            11,405.64
08/31/99           11,486.99           11,499.52            11,255.19
09/30/99           11,445.43           11,504.32            11,214.24
10/31/99           11,223.30           11,379.68            11,021.21
11/30/99           11,290.14           11,500.72            11,134.49
12/31/99           11,195.79           11,414.98            11,022.40
01/31/00           11,133.47           11,365.27            10,935.94
02/29/00           11,326.42           11,497.36            11,100.17
03/31/00           11,605.89           11,748.56            11,364.14
04/30/00           11,538.71           11,679.15            11,275.58
05/31/00           11,467.81           11,618.39            11,200.25
06/30/00           11,815.17           11,926.27            11,512.92
07/31/00           12,022.15           12,092.22            11,679.81
08/31/00           12,219.11           12,278.58            11,860.73
09/30/00           12,117.86           12,214.70            11,783.31
10/31/00           12,296.02           12,347.98            11,915.79
11/30/00           12,417.48           12,441.40            12,011.46
12/31/00           12,859.21           12,748.80            12,362.34
01/31/01           12,917.95           12,875.12            12,446.76
02/28/01           12,995.55           12,915.95            12,490.34
03/31/01           13,138.99           13,031.70            12,605.21
04/30/01           12,912.28           12,890.49            12,454.74
05/31/01           13,070.12           13,029.30            12,594.63
06/30/01           13,202.94           13,116.47            12,695.88
07/31/01           13,443.80           13,310.76            12,887.68
08/31/01           13,671.17           13,530.02            13,111.62
09/30/01           13,546.75           13,484.63            12,978.37
10/31/01           13,674.72           13,645.29            13,121.05
11/30/01           13,581.14           13,530.26            12,997.57
12/31/01           13,422.96           13,402.26            12,856.19
01/31/02           13,664.78           13,634.73            13,080.41
02/28/02           13,850.27           13,798.99            13,257.50
03/31/02           13,548.58           13,528.58            12,999.98
04/30/02           13,768.59           13,792.99            13,221.61
05/31/02           13,837.05           13,876.80            13,292.55
06/30/02           13,983.61           14,023.54            13,417.05
07/31/02           14,171.09           14,203.89            13,592.68
08/31/02           14,362.71           14,374.64            13,762.15
09/30/02           14,742.05           14,689.48            14,071.79
10/31/02           14,406.69           14,445.97            13,780.53
11/30/02           14,304.20           14,385.93            13,701.53
12/31/02           14,703.27           14,689.48            14,016.11
01/31/03           14,637.21           14,652.26            13,927.59
02/28/03           14,890.62           14,857.11            14,145.99
03/31/03           14,881.08           14,866.00            14,115.82
04/30/03           15,074.09           14,964.22            14,228.21
05/31/03           15,432.40           15,314.60            14,569.87
06/30/03           15,247.63           15,249.52            14,481.95
07/31/03           14,623.29           14,715.90            13,962.19
08/31/03           14,846.80           14,825.65            14,088.17
09/30/03           15,257.91           15,261.53            14,486.14
10/31/03           15,191.41           15,184.68            14,442.96
11/30/03           15,398.68           15,342.94            14,599.57
12/31/03           15,522.37           15,469.98            14,710.29
01/31/04           15,554.40           15,558.60            14,757.32
02/29/04           15,817.57           15,792.75            14,988.34
03/31/04           15,732.59           15,737.75            14,895.25
04/30/04           15,351.25           15,365.04            14,539.26
05/31/04           15,301.44           15,309.32            14,492.54
06/30/04           15,360.61           15,365.04            14,534.79
07/31/04           15,593.44           15,567.24            14,719.40
08/31/04           15,888.23           15,879.20            14,991.25
09/30/04           15,998.98           15,963.50            15,066.89
10/31/04           16,150.07           16,100.87            15,175.08
11/30/04           15,980.55           15,968.06            15,045.25
12/31/04           16,257.52           16,163.07            15,235.24
01/31/05           16,446.81           16,314.12            15,372.22
02/28/05           16,369.34           16,259.85            15,331.51
03/31/05           16,209.39           16,157.30            15,222.63
04/30/05           16,527.77           16,412.11            15,454.77
05/31/05           16,679.13           16,528.10            15,573.05
06/30/05           16,777.68           16,630.64            15,674.41
07/31/05           16,697.68           16,555.48            15,606.93
08/31/05           16,893.68           16,722.62            15,765.40
09/30/05           16,733.42           16,609.99            15,648.59
10/31/05           16,606.86           16,509.13            15,541.98
11/30/05           16,679.36           16,588.38            15,597.03
12/31/05           16,867.92           16,731.03            15,739.78
01/31/06           16,895.05           16,776.17            15,782.50
02/28/06           17,039.21           16,888.81            15,917.05
03/31/06           16,890.01           16,772.33            15,800.84
04/30/06           16,859.48           16,766.57            15,779.63
05/31/06           16,932.42           16,841.26            15,857.03
06/30/06           16,852.49           16,777.86            15,786.05
07/31/06           17,052.21           16,977.42            15,979.85
08/31/06           17,328.46           17,229.35            16,220.70
09/30/06           17,447.97           17,349.18            16,330.44
10/31/06           17,548.65           17,457.97            16,442.30
11/30/06           17,724.87           17,603.50            16,576.47
12/31/06           17,635.86           17,541.30            16,506.69
01/31/07           17,603.91           17,496.40            16,466.98
02/28/07           17,826.85           17,726.94            16,673.80
03/31/07           17,756.04           17,683.24            16,615.98

                                  [END CHART]

              DATA FROM 3/31/97 THROUGH 3/31/07.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

The graph illustrates the comparison of a $10,000 investment in the USAA New York Bond Fund to the following benchmarks:

     o The broad-based Lehman Brothers Municipal Bond Index is an unmanaged index that tracks total return performance for the long-term, investment-grade, tax-exempt bond market. All tax-exempt bond funds will find it difficult to outperform the Lehman index, because the index does not reflect any deduction for fees, expenses, or taxes.

     o The Lipper New York Municipal Debt Funds Index tracks the total return performance of the 30 largest funds within the Lipper New York Municipal Debt Funds category.

14

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                       12-MONTH DIVIDEND YIELD COMPARISON
                       ----------------------------------

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                                              LIPPER NEW YORK
                        USAA NEW YORK          MUNICIPAL DEBT
                          BOND FUND            FUNDS AVERAGE
                        -------------         ----------------
3/31/1998                   5.42%                  4.71%
3/31/1999                   5.27                   4.46
3/31/2000                   5.61                   4.83
3/31/2001                   5.16                   4.51
3/31/2002                   4.97                   4.47
3/31/2003                   4.52                   4.23
3/31/2004                   4.46                   3.93
3/31/2005                   4.41                   3.92
3/31/2006                   4.23                   3.82
3/31/2007                   4.12                   3.77

                      [END CHART]

         THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING NET INVESTMENT INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 3/31/98 TO 3/31/07.

         THE LIPPER NEW YORK MUNICIPAL DEBT FUNDS AVERAGE IS AN AVERAGE PERFORMANCE LEVEL OF ALL NEW YORK MUNICIPAL DEBT FUNDS, REPORTED BY LIPPER INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF MUTUAL FUNDS.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

------------------------------------------------------
                    TOP 10 INDUSTRIES
                    (% of Net Assets)
------------------------------------------------------

Escrowed Bonds                                   20.9%

Hospital                                         18.8%

Water/Sewer Utility                              12.7%

Education                                        12.0%

Nursing/CCRC                                      6.7%

Appropriated Debt                                 5.0%

Special Assessment/Tax/Fee                        3.2%

General Obligation                                3.1%

Health Miscellaneous                              3.0%

Toll Roads                                        2.8%
------------------------------------------------------

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 19-24.

16

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

                    PORTFOLIO RATINGS MIX
                           3/31/07

             [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                       51%
AA                                                        28%
A                                                          9%
BBB                                                       11%
Below Investment-Grade                                     1%

         The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. These categories represent investment-grade quality. This chart reflects the highest rating of either Moody's Investors Service, Standard & Poor's Ratings, Fitch Ratings, Dominion Bond Rating Service Ltd., or A.M. Best Co., Inc. If unrated by these agencies, USAA Investment Management Company must determine the equivalent rating.

         PERCENTAGES ARE OF THE TOTAL MARKET VALUE OF THE FUND'S INVESTMENTS.

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                           to SHAREHOLDERS

USAA NEW YORK BOND FUND

         The following federal tax information related to the Fund's fiscal year ended March 31, 2007, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2008.

         The net investment income earned and distributed by the Fund during the fiscal year ended March 31, 2007, was 100% tax-exempt for federal income tax purposes.

         Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $72,000 as long-term capital gains for the fiscal year ended March 31, 2007.

18

 R E P O R T  OF  I N D E P E N D E N T  R E G I S T E R E D
==========================------------------------------------------------------
                           Public ACCOUNTING Firm

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
USAA NEW YORK BOND FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA New York Bond Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund"), as of March 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA New York Bond Fund at March 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
May 17, 2007

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA NEW YORK BOND FUND
MARCH 31, 2007

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

         VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

         (INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., AMBAC Assurance Corp., CIFG Assurance, N.A., Federal Housing Administration, Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., Radian Asset Assurance, Inc., or XL Capital Assurance.

         (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

         (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from Bishop Henry B. Hucles Nursing Home, Inc.

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA NEW YORK BOND FUND
MARCH 31, 2007

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

         COP            Certificate of Participation

         ETM            Escrowed to final maturity

         GO             General Obligation

         IDA            Industrial Development Authority/Agency

         MFH            Multifamily Housing

         MTA            Metropolitan Transportation Authority

         PRE            Prerefunded to a date prior to maturity

         RB             Revenue Bond

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA NEW YORK BOND FUND
MARCH 31, 2007

PRINCIPAL                                                              COUPON              FINAL             MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
             FIXED-RATE INSTRUMENTS (98.7%)

             NEW YORK (98.7%)
             Albany IDA Civic Facility RB,
  $ 1,000      Series 2002A                                              6.00%         7/01/2019           $  1,074
    1,725      Series 2007A                                              5.00          4/01/2037              1,746
    1,000    Albany Parking Auth. RB, Series 2001A                       5.63          7/15/2020              1,063
    1,500    Buffalo Municipal Water Finance Auth. RB,
               Series 1998A (INS) (PRE)                                  5.00          7/01/2028              1,541
      750    Cattaraugus County IDA Civic Facility RB,
               Series 2006A                                              5.10          5/01/2031                780
      975    Clarence IDA Civic Facility RB
               (Bristol Village Project)                                 6.00          1/20/2044              1,081
             Dormitory Auth. RB,
    2,000      Montefiore Medical Center (INS)                           5.00          2/01/2028              2,105
    2,000      Mortgage Hospital Kaleida Health (INS)                    4.70          2/15/2035              2,021
    1,935      Mortgage Hospital Special Surgery (INS)                   4.50          8/15/2025              1,953
    2,000      Series 1998G (Northern General Hospital) (ETM)            5.30          2/15/2019              2,198
    2,200      Series 1999 (Court Facilities) (PRE)                      6.00          5/15/2039              2,377
       95      Series 1999 (Long Island Univ.) (INS) (PRE)               5.13          9/01/2023                100
    1,655      Series 1999 (Long Island Univ.) (INS)                     5.13          9/01/2023              1,723
    3,000      Series 1999 (Pratt Institute) (INS)                       6.00          7/01/2020              3,190
    1,000      Series 1999 (SUNY) (INS) (PRE)                            5.75          5/15/2024              1,073
    2,500      Series 1999A (Catholic Health Services) (INS)             5.50          7/01/2024              2,618
      365      Series 1999A (Upstate Community Colleges) (PRE)           5.00          7/01/2019                379
      635      Series 1999A (Upstate Community Colleges)                 5.00          7/01/2019                653
    1,000      Series 2000A (Columbia Univ.)                             5.00          7/01/2025              1,054
    4,065      Series 2000A (Univ. of Rochester),
               6.05%, 7/01/2010 (INS) (PRE)                              6.05(a)       7/01/2023              3,642
      400      Series 2001 (Augustana Lutheran Home) (INS)               5.40          2/01/2031                425
    1,000      Series 2001 (D'Youville College) (INS)                    5.25          7/01/2020              1,061
      500      Series 2001A (Winthrop Univ. Hospital) (INS)              5.00          7/01/2021                525
    1,250      Series 2002 (Joachim & Ann Residence)
               (LOC - Allied Irish Banks plc)                            5.25          7/01/2027              1,308
    1,000      Series 2003 (Lutheran Medical Center) (INS)               5.00          8/01/2031              1,052
    1,000      Series 2004A-1 (Albany Medical Center
               Hospital) (INS)                                           5.00          8/15/2025              1,054
    1,140      Series 2005 (INS)                                         5.00          7/01/2021              1,209
    3,000      Series 2005 (St. Luke's-Roosevelt Hospital
               Center) (INS)                                             4.80          8/15/2025              3,095
    3,500      Series 2005A (INS)                                        5.00          7/01/2025              3,695
    2,000      Series 2005E (Mental Health Services)                     5.00          2/15/2030              2,096

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA NEW YORK BOND FUND
MARCH 31, 2007

PRINCIPAL                                                              COUPON              FINAL             MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
  $ 1,500      Series 2006 (NBGA)                                        5.00%         7/01/2024           $  1,588
    3,000      Series 2006-1 (Memorial Sloan-Kettering
               Cancer Center)                                            5.00          7/01/2035              3,169
    2,000      Series 2006A (NYU Hospitals Center)                       5.00          7/01/2026              2,042
    2,000      Series 2007 (Hospital Medical Center of
               Queens) (INS)                                             4.75          2/15/2037              2,045
    1,000      Series 2007A (NYU Hospitals Center)                       5.00          7/01/2036              1,024
    1,090    Dutchess County IDA Civic Facility RB,
               Series 2000                                               5.75          8/01/2030              1,161
             Environmental Facilities Corp. RB,
       40      Series 1990B                                              7.50          3/15/2011                 40
    2,000      Series 2001C                                              5.00          6/15/2023              2,093
    1,000      Series 2004E                                              5.00          6/15/2025              1,057
    1,655      Series 2005A                                              4.75         11/15/2027              1,714
    1,000      Series 2006B                                              4.50          6/15/2036                994
             Erie County GO,
    1,000      Series 2000C (INS) (PRE)                                  5.50          7/01/2029              1,068
      600      Series 2001A (INS)                                        4.88         10/01/2018                623
      200    Grand Central District Management
               Association, Inc. RB, Series 2004                         5.00          1/01/2022                209
    2,090    Housing Finance Agency MFH RB,
               Series 1996A (Housing Project) (INS)                      6.13         11/01/2020              2,136
    1,250    Hudson Yards Infrastructure Corp. RB,
               Series 2007A (INS)                                        4.50          2/15/2047              1,236
             Long Island Power Auth. RB,
    3,350      Series 1998A (PRE)                                        5.25         12/01/2026              3,445
      750      Series 2003C (PRE)                                        5.50          9/01/2021                829
    3,000      Series 2004A (INS)                                        5.00          9/01/2034              3,147
    1,000      Series 2006C                                              5.00          9/01/2035              1,053
    3,220    Monroe County IDA RB, Series 1998                           5.20         12/20/2039              3,346
    3,000    MTA RB, Series 2005A (INS)                                  4.75         11/15/2028              3,104
    2,200    MTA State Service Contract RB,
               Series 2002A (INS)                                        5.00          7/01/2025              2,318
             New York City GO,
        5      Series 1997I                                              6.25          4/15/2017                  5
      890      Series 2000A (PRE)                                        6.00          5/15/2020                961
      110      Series 2000A                                              6.00          5/15/2020                118
    1,000      Series 2002D                                              5.25          6/01/2022              1,055
    2,315      Series 2006C                                              5.00          8/01/2026              2,435
             New York City Health and Hospital Corp. RB,
    1,000      Series 2002A (INS)                                        5.00          2/15/2021              1,047
    1,000      Series 2003A (INS)                                        5.25          2/15/2022              1,071

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA NEW YORK BOND FUND
MARCH 31, 2007

PRINCIPAL                                                              COUPON              FINAL             MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
  $ 1,600    New York City Housing Development Corp. RB,
               Series 2005A (Capital Funding Project) (INS)              5.00%         7/01/2025           $  1,699
             New York City IDA Civic Facility RB,
    2,420      Series 1997 (YMCA)                                        5.80          8/01/2016              2,488
    1,000      Series 2001 (Marymont School) (INS)                       5.13          9/01/2021              1,037
    1,000      Series 2003 (Roundabout Theatre) (INS)                    5.00         10/01/2023              1,028
    1,285      Series 2004A-1 (Special Needs Facilities) (INS)           5.05          7/01/2024              1,339
    4,000      Series 2005B-2 (Ethical Culture School) (INS)             4.50          6/01/2035              4,001
    2,000    New York City IDA RB, Liberty IAC/InterActiveCorp           5.00          9/01/2035              2,070
             New York City Municipal Water Finance Auth. RB,
   17,090      Series 1998D                                              5.12(b)       6/15/2020              9,934
    1,000      Series 2004C                                              5.00          6/15/2035              1,046
    2,000      Series 2007AA                                             4.50          6/15/2037              1,985
    3,650    New York City Transit Auth. MTA COP,
               Series 2000A (INS) (PRE)                                  5.88          1/01/2030              3,902
             New York City Transitional Finance Auth. RB,
      800      Fiscal 2000 Series A (PRE)                                5.75          8/15/2024                847
       70      Fiscal 2001 Series A (PRE)                                5.38          2/15/2020                 74
    2,500      Fiscal 2004 Series C                                      5.00          2/01/2033              2,618
       55      Fiscal 2005 Series B                                      5.00          5/01/2029                 56
      135      Fiscal 2005 Series C (PRE)                                5.00          5/01/2029                140
      440      Series 1999C (PRE)                                        5.50          5/01/2025                461
      310      Series 1999C (PRE)                                        5.00          5/01/2029                322
      555      Series 2005C (PRE)                                        5.50          5/01/2025                582
             Niagara Falls City School District COP,
    3,300      Series 1998 (PRE)                                         5.38          6/15/2028              3,401
    1,000      Series 2005 (INS)                                         5.00          6/15/2028              1,053
             Suffolk County IDA RB,
    2,600      Series 2006 (Jeffersons Ferry Project)                    5.00         11/01/2028              2,659
    1,000      Series 2006A (Dowling College Civic
               Facility) (INS)                                           5.00          6/01/2036              1,037
             Thruway Auth. RB,
      500      Series 2002A (INS) (PRE)                                  5.25          4/01/2016                537
    1,000      Series 2004A (INS)                                        5.00          3/15/2024              1,058
    2,000    Tobacco Settlement Financing Corp. RB
               (State Appropriation Enhanced),
               Series 2003 A-1C                                          5.50          6/01/2019              2,173
      150    Triborough Bridge and Tunnel Auth. RB,
               Series 2001A                                              5.00          1/01/2032                155
    3,450    Ulster County Civic Facility IDA RB, Series 1999
               (LOC - Manufacturers & Traders Trust Co.)                 5.65         11/15/2024              3,575

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA NEW YORK BOND FUND
MARCH 31, 2007

PRINCIPAL                                                              COUPON              FINAL             MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
  $   680    Ulster County Resource Recovery Agency RB,
                Series 2002 (INS)                                        5.25%         3/01/2018           $    726
    1,000    Upper Mohawk Valley
                Regional Water Finance Auth. RB,
                Series 2006A (INS)                                       4.25          4/01/2036                953
             Urban Development Corp. RB,
    1,300     Series 2000D (INS) (PRE)                                   5.25          1/01/2030              1,375
    1,270     Series 2002A (PRE)                                         5.38          3/15/2020              1,371
    2,000     Series 2002C-1 (PRE)                                       5.00          3/15/2028              2,144
    1,000    Warren & Washington Counties IDA RB,
                Series 2003A (INS)                                       5.00         12/01/2027              1,048
                                                                                                           --------
             Total Fixed-Rate Instruments (cost: $145,844)                                                  152,918
                                                                                                           --------

             VARIABLE-RATE DEMAND NOTES (0.3%)

             NEW YORK (0.3%)
      500    New York City GO, Series E-4
               (LOC - State Street Bank and Trust Co.)
               (cost: $500)                                              3.75         8/01/2022                 500
                                                                                                           --------

             TOTAL INVESTMENTS (COST: $146,344)                                                            $153,418
                                                                                                           ========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA NEW YORK BOND FUND
MARCH 31, 2007

GENERAL NOTES
--------------------------------------------------------------------------------

         Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

         (b) Zero-coupon security. Rate represents the effective yield at the date of purchase.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

26

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA NEW YORK BOND FUND
MARCH 31, 2007

ASSETS
   Investments in securities, at market value
      (identified cost of $146,344)                                      $153,418
   Cash                                                                        69
   Receivables:
      Capital shares sold                                                      38
      Interest                                                              1,670
                                                                         --------
         Total assets                                                     155,195
                                                                         --------
LIABILITIES
   Payables:
      Capital shares redeemed                                                  16
      Dividends on capital shares                                             121
   Accrued management fees                                                     52
   Other accrued expenses and payables                                         38
                                                                         --------
         Total liabilities                                                    227
                                                                         --------
             Net assets applicable to capital shares outstanding         $154,968
                                                                         ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                       $147,491
   Accumulated net realized gain on investments                               403
   Net unrealized appreciation of investments                               7,074
                                                                         --------
            Net assets applicable to capital shares outstanding          $154,968
                                                                         ========
   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                             12,937
                                                                         ========
   Net asset value, redemption price, and offering price per share       $  11.98
                                                                         ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA NEW YORK BOND FUND
YEAR ENDED MARCH 31, 2007

INVESTMENT INCOME
   Interest income                                       $7,245
                                                         ------
EXPENSES
   Management fees                                          600
   Administration and servicing fees                        225
   Transfer agent's fees                                     57
   Custody and accounting fees                               53
   Postage                                                   11
   Shareholder reporting fees                                23
   Trustees' fees                                             8
   Registration fees                                          2
   Professional fees                                         66
   Other                                                      8
                                                         ------
      Total expenses                                      1,053
   Expenses paid indirectly                                 (17)
                                                         ------
      Net expenses                                        1,036
                                                         ------
NET INVESTMENT INCOME                                     6,209
                                                         ------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain                                        652
   Change in net unrealized appreciation/depreciation       651
                                                         ------
      Net realized and unrealized gain                    1,303
                                                         ------
   Increase in net assets resulting from operations      $7,512
                                                         ======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

28

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA NEW YORK BOND FUND
YEARS ENDED MARCH 31,

                                                                2007         2006
                                                            ---------------------
FROM OPERATIONS
   Net investment income                                    $  6,209     $  5,753
   Net realized gain on investments                              652          272
   Change in net unrealized appreciation/depreciation
      of investments                                             651         (474)
                                                            ---------------------
      Increase in net assets resulting from operations         7,512        5,551
                                                            ---------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                      (6,209)      (5,753)
   Net realized gains                                            (72)          -
                                                            ---------------------
      Distributions to shareholders                           (6,281)      (5,753)
                                                            ---------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                  26,883       17,629
   Reinvested dividends                                        4,699        4,114
   Cost of shares redeemed                                   (17,450)     (14,332)
                                                            ---------------------
      Increase in net assets from
         capital share transactions                           14,132        7,411
      Capital contribution from USAA
         Transfer Agency Company                                   -           15
                                                            ---------------------
   Net increase in net assets                                 15,363        7,224

NET ASSETS
   Beginning of year                                         139,605      132,381
                                                            ---------------------
   End of year                                              $154,968     $139,605
                                                            =====================

CHANGE IN SHARES OUTSTANDING
   Shares sold                                                 2,257        1,468
   Shares issued for dividends reinvested                        393          342
   Shares redeemed                                            (1,460)      (1,193)
                                                            ---------------------
      Increase in shares outstanding                           1,190          617
                                                            =====================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA NEW YORK BOND FUND
MARCH 31, 2007

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this annual report pertains only to the USAA New York Bond Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide New York investors with a high level of current interest income that is exempt from federal income tax and New York State and New York City personal income taxes.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

              1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

              2. Short-term securities with original or remaining maturities of
                 60 days or less may be valued at amortized cost, which approximates market value.

              3. Securities for which market quotations are not readily
                 available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their

30

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NEW YORK BOND FUND
MARCH 31, 2007

                 primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value
                 (NAV) to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

           B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

           C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities. The Fund concentrates its investments in New York

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NEW YORK BOND FUND
MARCH 31, 2007

              tax-exempt securities and, therefore, may be exposed to more credit risk than portfolios with a broader geographical diversification.

           D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. The Fund had no delayed-delivery or when-issued commitments as of March 31, 2007.

           E. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the year ended March 31, 2007, these custodian and other bank credits reduced the Fund's expenses by $17,000.

           F. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

32

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NEW YORK BOND FUND
MARCH 31, 2007

           G. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the year ended March 31, 2007, the Fund paid CAPCO facility fees of less than $500, which represents 0.4% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended March 31, 2007.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NEW YORK BOND FUND
MARCH 31, 2007

         accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         The tax character of distributions paid during the years ended March 31, 2007, and 2006, was as follows:

                                                   2007           2006
                                               -------------------------
Tax-exempt income                              $6,209,000     $5,753,000

Net long-term capital gains                        72,000              -

         As of March 31, 2007, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income                               $  121,000

Undistributed long-term capital gains                            406,000

Unrealized appreciation                                        7,071,000

         The difference between book-basis and tax-basis unrealized appreciation of investments is attributable to the tax deferral of losses on wash sales.

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. For the year ended March 31, 2007, the Fund utilized capital loss carryovers of $174,000 to offset capital gains.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended March 31, 2007, were $31,793,000 and $17,458,000, respectively.

         As of March 31, 2007, the cost of securities, including short-term securities, for federal income tax purposes, was $146,347,000.

34

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NEW YORK BOND FUND
MARCH 31, 2007

         Gross unrealized appreciation and depreciation of investments as of March 31, 2007, for federal income tax purposes, were $7,112,000 and $41,000, respectively, resulting in net unrealized appreciation of $7,071,000.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is comprised of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper New York Municipal Debt Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper New York Municipal Debt Funds category. The Fund's base fee is accrued daily and paid monthly as a percentage of aggregate average net assets of the USAA New York Bond and USAA New York Money Market funds combined, which on an annual basis is equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million. These fees are allocated on a proportional basis to each Fund monthly based upon average net assets. For the year ended March 31, 2007, the Fund's effective annualized base fee was 0.36% of the Fund's average net assets for the same period.

              The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NEW YORK BOND FUND
MARCH 31, 2007

              is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
---------------------------------------------------------------------------------
+/- 0.20% to 0.50%                       +/- 0.04%

+/- 0.51% to 1.00%                       +/- 0.05%

+/- 1.01% and greater                    +/- 0.06%

(1) Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

              Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper New York Municipal Debt Funds Index over that period, even if the Fund had overall negative returns during the performance period.

              For the year ended March 31, 2007, the Fund incurred total management fees, paid or payable to the Manager, of $600,000, which included a performance adjustment of $56,000 that increased the base management fee of 0.36% by 0.04%.

           B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended March 31, 2007, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $225,000.

              In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides

36

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NEW YORK BOND FUND
MARCH 31, 2007

              certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the year ended March 31, 2007, the Fund reimbursed the Manager $5,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

           C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended March 31, 2007, the Fund incurred transfer agent's fees, paid or payable to SAS, of $57,000. For the year ended March 31, 2007, SAS voluntarily reimbursed the Fund for the transfer agent fees related to certain shareholder transactions, in total less than $500. Additionally, the Fund recorded a receivable from SAS of less than $500 at March 31, 2007, for adjustments related to corrections to certain other shareholder transactions.

           D. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NEW YORK BOND FUND
MARCH 31, 2007

(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

         During the year ended March 31, 2007, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA fund at the then-current market price with no brokerage commissions incurred.

                                                                           NET REALIZED
                                                                COST TO      GAIN TO
       SELLER                           PURCHASER              PURCHASER      SELLER
-----------------------------------------------------------------------------------------
USAA Growth and Tax Strategy Fund   USAA New York Bond Fund   $4,983,000     $18,000

(8) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

           A. FASB INTERPRETATION NO. 48 "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" (FIN 48) - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FIN 48. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. Recent Securities and Exchange Commission (SEC) guidance allows implementing FIN 48 in Fund NAV calculations as late as the Fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on September 30, 2007. The Manager has recently begun to evaluate the application of FIN 48 to the Fund

38

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NEW YORK BOND FUND
MARCH 31, 2007

              and is not in a position at this time to estimate the significance of its impact on the Fund's financial statements.

           B. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157) - In September 2006, FASB issued FAS 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of March 31, 2007, the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

           C. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (FAS
              159) - In February 2007, FASB issued FAS 159. In summary, FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. FAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager is in the process of evaluating the impact of FAS 159 and is not yet in a position to determine whether it will avail itself of the fair value option prior to the effective date.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NEW YORK BOND FUND
MARCH 31, 2007

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                                    YEAR ENDED MARCH 31,
                                                 ------------------------------------------------------------------------
                                                     2007            2006            2005            2004            2003
                                                 ------------------------------------------------------------------------
Net asset value at beginning of period           $  11.88        $  11.89        $  12.06        $  11.93        $  11.37
                                                 ------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                              .49             .50             .52             .54             .54
   Net realized and unrealized gain (loss)            .11            (.01)           (.17)            .13             .56
                                                 ------------------------------------------------------------------------
Total from investment operations                      .60             .49             .35             .67            1.10
                                                 ------------------------------------------------------------------------
Less distributions:
   From net investment income                        (.49)           (.50)           (.52)           (.54)           (.54)
   From realized capital gains                       (.01)              -               -               -               -
                                                 ------------------------------------------------------------------------
   Total distributions                               (.50)           (.50)           (.52)           (.54)           (.54)
                                                 ------------------------------------------------------------------------
Net asset value at end of period                 $  11.98        $  11.88        $  11.89        $  12.06        $  11.93
                                                 ------------------------------------------------------------------------
Total return (%)*                                    5.14(b)         4.17            3.03            5.72            9.83
Net assets at end of period (000)                $154,968        $139,605        $132,381        $130,742        $128,765
Ratio of expenses to
   average net assets (%)**(a)
                                                      .70(b)          .69             .70             .69             .68
Ratio of net investment income to
   average net assets (%)**                          4.14            4.18            4.41            4.48            4.59
Portfolio turnover (%)                              11.84            8.25           12.96            7.94           12.03

 *  Assumes reinvestment of all net investment income and realized capital gain distributions during the period.
**  For the year ended March 31, 2007, average net assets were $150,091,000.
(a) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                                     (.01%)          (.00%)(+)       (.00%)(+)       (.00%)(+)       (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(b) For the year ended March 31, 2007, SAS voluntarily reimbursed the Fund for a portion of the transfer agency fees incurred.
    The reimbursement had no effect on the Fund's total return or ratio of expenses to average net assets.

40

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA NEW YORK BOND FUND
MARCH 31, 2007

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of October 1, 2006, through March 31, 2007.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA NEW YORK BOND FUND
MARCH 31, 2007

         ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                             EXPENSES PAID
                                      BEGINNING             ENDING           DURING PERIOD*
                                    ACCOUNT VALUE        ACCOUNT VALUE      OCTOBER 1, 2006 -
                                    OCTOBER 1, 2006      MARCH 31, 2007      MARCH 31, 2007
                                   ----------------------------------------------------------
Actual                                $1,000.00           $1,017.70             $3.47

Hypothetical
  (5% return before expenses)          1,000.00            1,021.49              3.48

         *Expenses are equal to the Fund's annualized expense ratio of 0.69%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 1.77% for the six-month period of October 1, 2006, through March 31, 2007.

42

 T R U S T E E S '  A N D  O F F I C E R S '
===================-------------------------------------------------------------
                    INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

         The Board of Trustees of the Trust consists of five Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board of Trustees is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

         Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company offering 39 individual funds as of March 31, 2007. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

         If you would like more information about the funds' Trustees, you may call (800) 531-8181 to request a free copy of the funds' statement of additional information (SAI).

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

         CHRISTOPHER W. CLAUS (2, 4)
         Trustee
         Born: December 1960
         Year of Election or Appointment: 2001

         President, Financial Services Group, USAA (1/07-present); Chair of the Board Directors and Chief Investment Officer, IMCO (1/07-present); President and Chief Executive Officer, Director, and Chair of the
         Board of Directors, IMCO (12/04-1/07); President and Chief Executive Officer, Director, and Vice Chair of the Board of Directors, IMCO (2/01-12/04). Mr. Claus serves as President, Trustee, and Vice Chair of the Board of Trustees of the USAA family of funds. He also serves as Chair of the Board of Directors of USAA Shareholder Account Services
         (SAS), USAA Financial Planning Services (FPS), and USAA Financial Advisers, Inc. (FAI). Mr. Claus is also a Director for USAA Life Insurance Company (USAA Life) and USAA Federal Savings Bank (FSB).

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

         BARBARA B. DREEBEN (3, 4, 5, 6)
         Trustee
         Born: June 1945
         Year of Election or Appointment: 1994

         President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         (1) INDICATES THE TRUSTEE IS AN EMPLOYEE OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND IS CONSIDERED AN "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

         (2) MEMBER OF EXECUTIVE COMMITTEE

         (3) MEMBER OF AUDIT COMMITTEE

         (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

         (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

         (6) THE ADDRESS FOR ALL NON-INTERESTED TRUSTEES IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

44

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         ROBERT L. MASON, PH.D. (3, 4, 5, 6)
         Trustee
         Born: July 1946
         Year of Election or Appointment: 1997

         Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02), which focuses in the fields of technological research. Dr. Mason serves as a Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         MICHAEL F. REIMHERR (3, 4, 5, 6)
         Trustee
         Born: August 1945
         Year of Election or Appointment: 2000

         President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         RICHARD A. ZUCKER (2, 3, 4, 5, 6)
         Trustee and Chair of the Board of Trustees
         Born: July 1943
         Year of Election or Appointment: 1992(+)

         Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker serves as a Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         (+) MR. ZUCKER WAS ELECTED AS CHAIR OF THE BOARD IN 2005.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

         KRISTI A. MATUS
         Senior Vice President
         Born: February 1968
         Year of Appointment: 2007

         President and Director, IMCO (2/07-present); President and Vice Chair of the Board of Directors, USAA Life (3/04-present); Vice President, Products & Regulatory Management, USAA Life (1/04-3/04); Vice President, Life Insurance Solutions, USAA Life (9/02-1/04); Executive Vice President and Chief Operating Officer, Thrivent Financial Bank (6/01-9/02). Ms. Matus also serves as President and Director of SAS.

         CLIFFORD A. GLADSON
         Vice President
         Born: November 1950
         Year of Appointment: 2002

         Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02).

         RONALD B. SWEET
         Vice President
         Born: November 1962
         Year of Appointment: 2006

         Vice President, Equity Investments, IMCO (6/06-present); Assistant Vice President, Investment Strategy & Analysis, USAA (12/01-6/06).

         MARK S. HOWARD
         Secretary
         Born: October 1963
         Year of Appointment: 2002

         Senior Vice President, Life/IMCO/FPS General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for USAA Life, IMCO, FAI, FPS, and SAS.

         (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

46

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         DEBRA K. DUNN
         Treasurer
         Born: August 1969
         Year of Appointment: 2005

         Assistant Vice President, IMCO/FPS Finance, USAA (9/04-present); Executive Director, IMCO/FPS Finance, USAA (12/03-9/04); Executive Director, FPS Finance, USAA (2/03-12/03); Director, FPS Finance, USAA (12/02-2/03); Director, Strategic Financial Analysis, IMCO (1/01-12/02). Ms. Dunn also holds the Officer positions of Assistant Vice President and Treasurer for IMCO, SAS, FPS, and FAI.

         JAMES L. LOVE
         Assistant Secretary
         Born:  December 1968
         Year of Appointment: 2007

         Executive Director Executive Attorney (EP), Securities Counsel, USAA (1/03-present); Senior Counsel, Securities Counsel, USAA (12/02-1/03); Senior Counsel, Securities Counsel & Compliance, IMCO (5/02-12/02).

         ROBERTO GALINDO, JR.
         Assistant Treasurer
         Born: November 1960
         Year of Appointment: 2000

         Assistant Vice President, Portfolio Accounting/Financial
         Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02).

         JEFFREY D. HILL
         Chief Compliance Officer
         Born: December 1967
         Year of Appointment: 2004

         Assistant Vice President, Mutual Funds Compliance, USAA
         (9/04-present); Assistant Vice President, Investment Management Administration & Compliance, USAA (12/02-9/04); Assistant Vice President, Investment Management Administration & Compliance, IMCO (9/01-12/02).

 N O T E S
==========----------------------------------------------------------------------

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

48

 N O T E S
==========----------------------------------------------------------------------

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

                    TRUSTEES    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
                UNDERWRITER,    San Antonio, Texas 78265-9825
             AND DISTRIBUTOR

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

               CUSTODIAN AND    State Street Bank and Trust Company
            ACCOUNTING AGENT    P.O. Box 1713
                                Boston, Massachusetts 02105

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

                   TELEPHONE    Call toll free - Central time
            ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8 a.m. to 5 p.m.

              FOR ADDITIONAL    (800) 531-8181
           INFORMATION ABOUT    For account servicing, exchanges,
                MUTUAL FUNDS    or redemptions (800) 531-8448

             RECORDED MUTUAL    24-hour service (from any phone)
           FUND PRICE QUOTES    (800) 531-8066

           USAA SELF-SERVICE    For account balance, last transaction, fund
            TELEPHONE SYSTEM    prices, or to exchange or redeem fund shares
                                (800) 531-8777

             INTERNET ACCESS    USAA.COM

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

IMCO-2007-836                                           [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
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               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

40864-0507                                   (C)2007, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

On September 13, 2006, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

In 2006, the Trustee designated as the Board's audit committee financial expert resigned from the Board. The Board has not determined that another Trustee qualifies as an audit committee financial expert. The Board is seeking a replacement and will consider a candidate's qualifications to become the audit committee financial expert as a factor in the evaluation process.




ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 39 funds in all. Only 12 funds of the Registrant have a fiscal year-end of March 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended March 31, 2007 and 2006 were $240,010 and $209,400, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended March 31, 2007 and 2006 were $55,000 and $50,000, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. The aggregate fees paid or accrued by the Registrant for professional services rendered by Ernst & Young LLP for the tax services are listed below in the table:

----------------------------------------------------------------------------------------------
               Review of Federal,
               State and City        Passive     Quarterly
               Income and tax        Foreign     Diversification
               returns and excise   Investment   Review under      Excise Tax
               tax calculations      Company     Subchapter M      Assistance          TOTAL
----------------------------------------------------------------------------------------------
FYE 03-31-2007     $     0            $    0       $ 4,027           $     0          $  4,027
FYE 03-31-2006     $46,660            $    0       $15,212           $ 1,888          $ 63,760
----------------------------------------------------------------------------------------------
TOTAL              $46,660            $    0       $19,239           $ 1,888          $ 67,787
----------------------------------------------------------------------------------------------

All tax service fees were preapproved by the Audit Committee.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended March 31, 2007 and 2006.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and the Funds' transfer agent, SAS, for March 31, 2007 and 2006 were $34,560 and $62,000, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2007 and 2006 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:




                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
            - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
            - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
            - compliance with applicable laws and governmental rules and regulations;
            - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the Chair/CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
            -     accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

A.       DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and IMCO's Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (i.e., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the Chair/CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the Chair/CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

         - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
         - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
         - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
         - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the
              USAA Funds' and IMCO's operating policies and procedures.
         -    A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
         -    A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the Chair/CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.     REQUIRED REPORTS

                -     EACH COVERED OFFICER MUST:
                      - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                      - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                -     THE CHIEF LEGAL OFFICER MUST:
                      - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                      - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

               - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the Chairman/CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
               - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the Chair/CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
               - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
               - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the Chair/CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee.
                  The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures; (2) notifications to appropriate personnel of IMCO or USAA; (3) dismissal of the Covered Officer; and/or
                  (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The USAA Funds' and IMCO's Joint Code of Ethics under Rule 17j-1 under the 1940 Act, and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, IMCO, and other personnel of USAA as determined by the affected Trust's Chief Legal Officer or the Chairman of the Board of Trustees.



Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003 Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved and adopted by the Board of Trustees of USAA Life Investment Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 13, 2006.


                                   APPENDIX A
                                COVERED OFFICERS
                                ----------------


                                   PRESIDENT
                                   TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended March 31, 2007

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    MAY 24, 2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    MAY 25, 2007
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    MAY 25, 2007
         ------------------------------


*Print the name and title of each signing officer under his or her signature.